LONG-TERM OBLIGATIONS (Details Narrative) - USD ($)				12 Months Ended
	May 07, 2019	Mar. 14, 2016	Feb. 12, 2015	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2004	Dec. 31, 2003	Jun. 30, 2022	Jan. 31, 2022	Jan. 01, 2022	Jan. 01, 2021	Sep. 15, 2018	Jan. 31, 2018	Sep. 21, 2017	Jul. 18, 2017	Oct. 17, 2011
Note Payable				$ 383,824	$ 162,500				$ 943,521
Aggregate Purchase Price										$ 8,500,000
Conversion Price				$ 0.10
2016 note payable, 6%, unsecured, due December 31, 2021 [Member]
Obligation Amount		$ 500,000
Balance Amount				$ 500,000	$ 493,445
Lender Fee Payment Share		2,500,000
Lender Fee Payment		$ 37,500
Bears Interest Rate		6.00%
Note Payable		$ 467,225
Principal Due Amount		500,000
Deferred Financing Costs		32,775
Note payable, 10%, secured, due January 1, 2018 [Member]
Bears Interest Rate														10.00%
Aggregate Purchase Price				$ 175,000
Issued Secured Notes Payable							$ 265,000	$ 265,000
Convertible term note payable, 12%, secured, due January 1, 2024 [Member]
Bears Interest Rate				12.00%
Principal Due Amount	$ 500,000
Conversion Price				$ 0.25
Term note payable - PBGC, 6%, secured [Member]
Gain On Notes																	$ 120,500
Accrued Interest				$ 74,500
Balloon Payment Due													$ 219,000
Settled Long-term Debt Agreement				200,000
Aggregate Purchase Price																	300,000
2020 note payable, 6%, unsecured, due August 24, 2024 [Member]
Lender Fee Payment				166,473
Principal Due Amount				$ 550,000
Convertible term note payable, 7%, secured, due January 1, 2024 [Member]
Bears Interest Rate				7.00%
Note Payable		$ 467,225
Common Stock, Share Price				$ 0.10
Convertible notes payable, 6%, due January 1, 2024 [Member]
Bears Interest Rate				6.00%	6.00%
Common Stock, Share Price				$ 0.05
Exercisable Per Share				$ 0.10
Note Payable To Former Related Party				$ 9,000
Issue Borrower				25,000
Interes Rate Effective											6.00%	6.00%
Note payable of up to $500,000, 7.5%, due August 31, 2026 [Member]
Bears Interest Rate	7.50%			6.00%
Note Payable	$ 500,000
Principal Due Amount				$ 249,000	$ 50,000	$ 200,000
Balloon Payment Due																	$ 219,000
2020 Note payable, 6%, due January 1, 2024 [Member]
Principal Due Amount					100,000
Balloon Payment Due					$ 128,000
Convertible notes payable, 6% [Member]
Bears Interest Rate				6.00%
Common Stock, Share Price				$ 0.05
Note Payable To Former Related Party				$ 146,300
Interes Rate Effective				6.00%								6.00%
Convertible note payable, 7%, due June 30, 2023 [Member]
Principal Due Amount			$ 25,000
Common Stock, Share Price			$ 0.10	$ 0.10
Note payable, $75,000 line of credit, 6%, unsecured [Member]
Bears Interest Rate																6.00%
Common Stock, Shares Purchased																400,000
Common Stock, Share Price			0.10													$ 0.04
Working Capital																$ 100,000
Note payable, $75,000 line of credit, 6%, unsecured [Member]
Bears Interest Rate															6.00%
Common Stock, Shares Purchased															400,000
Common Stock, Share Price			$ 0.10												$ 0.04
Working Capital															$ 75,000